Related party balances and transactions (Related party balances) (Balances due from related parties) (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Provision made on receivable balances from related parties	¥ 0	¥ 0
Due from related party	2,410,857,000	1,126,044,000
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	860,941,000	708,000
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due from related party	99,000	0
Joint ventures of the Company [member]
Disclosure of transactions between related parties [line items]
Due from related party	360,442,000	806,112,000
Associates [member]
Disclosure of transactions between related parties [line items]
Due from related party	89,083,000	0
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due from related party	196,621,000	319,224,000
Huangtai #8 Power Plant [member]
Disclosure of transactions between related parties [line items]
Due from related party	¥ 903,671,000	¥ 0